1933 Act File No. 33-3164
                                              1940 Act File No. 811-4577

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                  -----

    Pre-Effective Amendment No.        .....................
                                -------                           -----

    Post-Effective Amendment No.  61    ....................        X
                                 -------                          -----

                                  and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
                                                                  -----

    Amendment No.   54   ...................................        X
                  -------                                         -----

                    FEDERATED INCOME SECURITIES TRUST
            (Exact Name of Registrant as Specified in Charter)

                        Federated Investors Funds
                           5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                        Federated Investors Tower
                           1001 Liberty Avenue
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Service)

  It is proposed that this filing will become effective:

   __       immediately upon filing pursuant to paragraph (b)
   x        on September 7, 2006 pursuant to paragraph (b)(1)(iii)
            60 days after filing pursuant to paragraph (a)(i) on _____________ pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii) on _____________ pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

     x      This post-effective amendment designates a new effective
  date for a previously filed post-effective amendment.

                                Copies To:
Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, DC  20006

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            (a)   (i)      Conformed copy of Restatement and Amendment #8 to the
                           Declaration of Trust of the Registrant; (13)
                  (ii)     Conformed copy of Amendment No. 9 to the Restated and
                           Amended Declaration of Trust of the Registrant; (14)
                 (iii)     Conformed copy of Amendment No. 10 to the Declaration
                           of Trust of the Registrant; (14)
                  (iv)     Conformed copy of Amendment No. 11 to the Declaration
                           of Trust of the Registrant; (16)
                   (v)     Conformed copy of Amendment No. 12 to the Declaration
                           of Trust of the Registrant; (17)
                  (vi)     Conformed copy of Amendment No. 13 to the Declaration
                           of Trust of the Registrant; (20)
                 (vii)     Conformed copy of Amendment No. 14 to the Declaration
                           of Trust of the Registrant; (23)
            (b)   (i)      Copy of Amended and Restated By-Laws of the
                           Registrant; (6)
                  (ii)     Copy of Amendment No. 4 to the By-Laws of the
                           Registrant; (11)
                  (iii)    Copy of Amendment No. 5 to the By-Laws of the
                           Registrant; (11)
                  (iv)     Copy of Amendment No. 6 to the By-Laws of the
                           Registrant; (11)
                  (v)      Copy of Amendment No. 7 to the By-Laws of the
                           Registrant; (11)
                  (vi)     Copy of Amendment No. 8 to the By-Laws of the
                           Registrant; (15)
                  (vii)    Copy of Amendment No. 9 to the By-Laws of the
                           Registrant; (16)
                  (viii)   Copy of Amendment No. 10 to the By-Laws of the
                           Registrant; (20)
                  (ix)     Copy of Amendment No. 11 to the By-Laws of the
                           Registrant; (22)
                  (x)      Copy of Amendment No. 12 to the By-Laws of the
                           Registrant; (24)
            (c)            Copy of Specimen Certificate for Shares of Beneficial
                           Interest of the Registrant; (8)
            (d)   (i)      Conformed copy of Investment Advisory Contract of the
                           Registrant (including Exhibit A); (12)
                 (ii)      Conformed copy of Exhibit B to the Investment
                           Advisory Contract of the Registrant; (12)
                (iii)      Conformed copy of Exhibit C to the Investment
                           Advisory Contract of the Registrant; (14)
                 (iv)      Conformed copy of Exhibit D to the Investment
                           Advisory Contract of the Registrant; (16)
                  (v)      Conformed copy of Amendment to Investment Advisory
                           Contract of Registrant; (13)
                  (vi)     Conformed copy of Investment Advisory Contract of the
                           Registrant (Federated Capital Income Fund only); (15)
                  (vii)    Conformed copy of Assignment of Investment Advisory
                           contract of the Registrant (Federated Capital Income
                           Fund only); (16)
                  (viii)   Conformed copy of the Sub-Advisory Agreement
                           including Exhibit A of the Registrant (Federated
                           Capital Income Fund only); (16)
                  (ix)     Conformed copy of Assignment of Investment Advisory
                           Contract of the Registrant (Federated Muni and Stock
                           Advantage Fund only); (16)
                  (x)      Conformed copy of Sub-Advisory Agreement including
                           Exhibit A of the Registrant (Federated Muni and Stock
                           Advantage Fund only); (16)
            (e)   (i)      Conformed copy of Distributor's Contract of the
                           Registrant (including Exhibits A and B); (12)
                  (ii)     Conformed copy of Exhibit C to Distributor's Contract
                           of the Registrant; (8)
                  (iii)    Conformed copy of Exhibit D to Distributor's Contract
                           of the Registrant; (8)
                  (iv)     Conformed copy of Exhibit E to the Distributor's
                           Contract of the Registrant; (14)
                  (v)      Conformed copy of Exhibit F to the Distributor's
                           Contract of the Registrant; (14)
                  (vi)     Conformed copy of Exhibit G to the Distributor's
                           Contract of the Registrant; (15)
                  (vii)    Conformed copy of Exhibit H to the Distributor's
                           Contract of the Registrant; (15)
                 (viii)    Conformed copy of Exhibit I to the Distributor's
                           Contract of the Registrant; (15)
                   (ix)    Conformed copy of Exhibit J, Exhibit K, Exhibit L and
                           Exhibit M to the Distributor's Contract of the
                           Registrant; (16)
                    (x)    Conformed copy of Amendment to Distributor's Contract
                           of Registrant; (13)
                   (xi)    Conformed copy of Amendment dated October 01, 2003 to
                           Distributor's Contract of the Registrant (16)
                  (xii)    Conformed copy of Distributor's Contract of the
                           Registrant (Class B Shares of Federated Capital
                           Income Fund only); (15)
                  (xiii)   The Registrant hereby incorporates the conformed copy
                           of the specimen Mutual Funds Sales and Service
                           Agreement; Mutual Funds Service Agreement; and
                           Plan/Trustee Mutual Funds Service Agreement from Item
                           24(b)(6)(ii)-(iv) of the Cash Trust Series II
                           Registration Statement on Form N-1A, filed with the
                           Commission on July 24, 1995 (File Nos. 33-38550 and
                           811-6269);
            (f)            Not applicable;
            (g)   (i)      Conformed copy of Custodian Agreement of the
                           Registrant; (10)
                  (ii)     Conformed copy of Custodian Fee Schedule; (11)
                  (iii)    Conformed copy of Amendment to Custodian Contract;
                           (13)
            (h)   (i)      Conformed copy of Amended and Restated Agreement for
                           Fund Accounting Services, Administrative Services,
                           Transfer Agency Services and Procurement; (11)
                  (ii)     The Registrant hereby incorporates the conformed copy
                           of Amendment No. 2 to the Amended & Restated
                           Agreement for Fund Accounting Services,
                           Administrative Services, Transfer Agency Services and
                           Custody Services Procurement from Item 23 (h)(v) of
                           the Federated U.S. Government Securities: 2-5 Years
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 30, 2004. (File Nos.2-75769 and
                           811-3387);
                  (iii)    The responses and exhibits described in Item
                           23(e)(xiii) are hereby incorporated by reference;
                  (iv)     The Registrant hereby incorporates the conformed copy
                           of the Second Amended and Restated Services
                           Agreement, with attached Schedule 1 revised 6/30/04,
                           from Item 22(h)(vii) of the Cash Trust Series,  Inc.
                           Registration Statement on Form N-1A, filed with the
                           Commission on July 29, 2004. (File Nos. 33-29838 and
                           811-5843);
                   (v)     The Registrant hereby incorporates by reference
                           the conformed copy of the Agreement for
                           Administrative Services, with Exhibit 1 and
                           Amendments 1 and 2 attached, between Federated
                           Administrative Services and the Registrant from
                           Item 22(h)(iv) of the Federated Total Return
                           Series, Inc. Registration Statement on Form N-1A,
                           filed with the Commission on November 29, 2004.
                           (File Nos. 33-50773 and 811-7115);
                  (vi)     The Registrant hereby incorporates the conformed
                           copy of Transfer Agency and Service Agreement
                           between the Federated Funds and State Street Bank
                           and Trust Company from Item 23(h)(ix)of the
                           Federated Total Return Government Bond Fund
                           Registration Statement on Form N-1A, filed with
                           the Commission on April 28, 2006. (File Nos.
                           33-60411 and 811-07309);
                  (vii)    The Registrant hereby incorporates by reference
                           the conformed copy of Amendment No. 3 to the
                           Agreement for Administrative Services between
                           Federated Administrative Services Company and the
                           Registrant dated June 1, 2005, from Item 23 (h)
                           (ii) of the Cash Trust Series, Inc. Registration
                           Statement on Form N-1A, filed with the Commission
                           on July 27, 2005. (File Nos. 33-29838 and
                           811-5843);
            (i)            Conformed copy of Opinion and Consent of Counsel as
                           to legality of shares being registered; (13)
            (j)   (i)      Conformed copy of Consent of Independent Registered
                           Public Accounting Firm, Deloitte & Touche LLP; (24)
                  (ii)     Conformed copy of Consent of Independent Registered
                           Public Accounting Firm, Ernst & Young LLP;(+)
            (k)            Not applicable;
            (l)            Not applicable;
            (m)   (i)      Conformed copy of Distribution Plan of the Registrant
                           (including Exhibits A through E); (20)
                  (ii)     The responses described in Item 23(e)xiii) are hereby
                           incorporated by reference;
            (n)            The Registrant hereby incorporates the Copy of the
                           Multiple Class Plan and attached Exhibits from Item
                           (n) of the Federated Total Return Government Bond
                           Fund Registration Statement on Form N-1A, filed with
                           the Commission on April 28, 2006. (File Nos. 33-60411
                           and 811-07309)
            (o)   (i)      Conformed copy of Power of Attorney of the
                           Registrant; (12)
                  (ii)     Conformed copy of Power of Attorney of Chief
                           Investment Officer of the Registrant; (13)
                  (iii)    Conformed copy of Power of Attorney of Trustees of
                           the Registrant; (13)
                  (iv)     Conformed copy of Power of Attorney of Chief
                           Financial Officer of the Registrant; (23)
                  (v)      Conformed copy of Power of Attorney of Trustee of the
                           Registrant;(23)
                  (vi)     Conformed copy of Power of Attorney of Trustee of the
                           Registrant; (24)
            (p)   (i)      The Registrant hereby incorporates the copy of the
                           Code of Ethics for Access Persons from Item 22 (p) of
                           the Money Market Obligations Trust Registration
                           Statement on Form N-1A filed with the Commission on
                           February 26, 2004 (File Nos. 33-31602 and 811-5950);
                  (ii)     The Registrant hereby incorporates the conformed copy
                           of the Federated Investors, Inc. Code of Ethics for
                           Access Persons, effective 1/1/2005, from Item 23(p)
                           of the Money Market Obligations Trust Registration
                           Statement on Form N-1A, filed with the Commission on
                           February 25, 2005.  (File Nos. 33-31602 and
                           811-5950);
---------------------------------------------------
+     All exhibits are being filed electronically.
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811-4577).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811-4577).
21.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164   and
811-4577).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed January 26, 2006. (File Nos. 33-3164 and 811-4577).
24.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 59 on Form N-1A filed June 7, 2006. (File Nos. 33-3164    and
811-4577).




Item 24.    Persons Controlled by or Under Common Control with the Fund:
            ------------------------------------------------------------

            None

Item 25.    Indemnification: (4)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part
            A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    John B. Fisher

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         William C. Dierker
                                                Linda A. Duessel
                                                James E. Grefenstette
                                                Steven Lehman
                                                Carol R. Miller

Vice Presidents:                                G. Andrew Bonnewell
                                                David P. Gilmore
                                                Igor Golalic
                                                John W. Harris
                                                Angela Kohler
                                                Kevin McClosky
                                                John L. Nichol
                                                Michael R. Tucker

Assistant Vice Presidents:                      Dana Meissner

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue


Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.    Principal Underwriters:

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated
                  Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated
                  Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Jeffrey S. Jones
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Brian Paluso
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              David Wasik
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Erik Zettlemayer

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              William Rose

Secretary:                    C. Todd Gibson

Assistant Treasurer:          Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable



Item 28.    Location of Accounts and Records:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent
                                          for service at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

State Street Bank and                     P.O. Box 8600
Trust Company                             Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing
Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Equity Management               Federated Investors Tower
Company of Pennsylvania and               1001 Liberty Avenue
Federated Investment Management           Pittsburgh, PA 15222-3779
Company (each an "Adviser")



Item 29.    Management Services:  Not applicable.
            --------------------

Item 30.....Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of August, 2006.

                      FEDERATED INCOME SECURITIES TRUST

                  By: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                       TITLE                  DATE
----                                       -----                  ----

By:   /s/ G. Andrew Bonnewell       Attorney In Fact           August 1, 2006
      G. Andrew Bonnewell           For the Persons
      ASSISTANT SECRETARY           Listed Below

NAME                                       TITLE

John F. Donahue*                         Trustee

J. Christopher Donahue*                  President and Trustee
                                         (Principal Executive Officer)

Richard A. Novak*                        Treasurer
                                         (Principal Financial Officer)

Stephen F. Auth                          Chief Investment Officer

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

James F. Will*                           Trustee
* By Power of Attorney